Inventory	12 Months Ended
Dec. 31, 2011
Inventory [Abstract]
INVENTORY	12. INVENTORY Inventory as at December 31 consisted of the following:

millions of Canadian dollars	2011	2010
Fuel	$134.6	$129.1
Materials	64.2	48.7
	$198.8	$177.8